American Century ETF Trust Summary Prospectus and Prospectus Supplement Avantis™ International Small Cap Value ETF
Supplement dated October 24, 2019 Summary Prospectus dated September 26, 2019 and Prospectus dated September 9, 2019

The following replaces the last sentence of the third paragraph under Principal Investment Strategies on page 2 of the summary prospectus and page 2 of the prospectus.
Though capitalizations will change from time to time, as of July 31, 2019, the total market capitalization of the largest company in the index was $7.7 billion.

©2019 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-95717 1910

American Century ETF Trust Prospectus Supplement Avantis™ International Small Cap Value Fund
Supplement dated October 24, 2019 Prospectus dated September 9, 2019

The following replaces the last sentence of the third paragraph under Principal Investment Strategies on page 2 of the prospectus.
Though capitalizations will change from time to time, as of July 31, 2019, the total market capitalization of the largest company in the index was $7.7 billion.

©2019 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-95718 1910